Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2022
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Additional information on operating expenses by nature

10.	Additional information on operating expenses by nature
Depreciation, amortization and impairment charges are included in the following line items of the 2022 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	3 008	78	36	—
Distribution expenses	162	13	233	—
Sales and marketing expenses	298	152	236	—
Administrative expenses	299	416	124	—
Other operating expenses	19	—	—	—
Exceptional items	—	—	—	4

Depreciation, amortization and impairment	3 786	659	629	4

Depreciation, amortization and impairment charges are included in the following line items of the 2021 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 782	91	39	—
Distribution expenses	136	10	176	—
Sales and marketing expenses	319	223	249	—
Administrative expenses	306	327	110	—
Other operating expenses	3	—	—	—
Exceptional items	—	—	—	281

Depreciation, amortization and impairment	3 546	651	574	281

Depreciation, amortization and impairment charges are included in the following line items of the 2020 consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 599	91	42	—
Distribution expenses	141	3	108	—
Sales and marketing expenses	339	291	224	—
Administrative expenses	310	323	125	—
Other operating expenses	3	—	—	—
Exceptional items	—	—	—	2 733

Depreciation, amortization and impairment	3 392	708	499	2 733